Plan Description (Details) - EBP Represented Employee	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Discretionary contribution amount | $	$ 8,902,904	$ 8,064,221
Vesting percentage	100.00%
Maximum borrowing, amount | $	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Loan repayment period	5 years
Primary residence, borrowing term	20 years
Maximum number of notes outstanding | loan	2
Primary residence, number of notes outstanding | loan	1
Minimum
EBP, Description of Plan [Line Items]
Contribution to eligible compensation, percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
Contribution to eligible compensation, percentage	75.00%
Vesting period	3 years